As filed with the Securities and Exchange Commission on November 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedules of Investments.

Vert Global Sustainable Real Estate Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Shares	Value
REITS - 98.5%
Diversified REITs - 11.1%
Activia Properties, Inc. (c)	14	$60,593
American Assets Trust, Inc.	572	21,330
Cofinimmo SA (c)	404	50,416
Covivio (c)	666	69,542
Empire State Realty Trust, Inc.	2,462	40,894
Forest City Realty Trust, Inc.	2,477	62,148
Gecina SA (c)	919	153,435
Growthpoint Properties Australia Ltd. (c)	5,456	15,333
Hulic REIT, Inc. (c)	14	20,351
ICADE SA (c)	697	64,417
Kenedix Office Investment Corp. (c)	7	44,662
Land Securities Group PLC (c)	14,640	168,566
LondonMetric Property PLC (c)	12,543	29,044
Mirvac Group (c)	69,024	120,309
Morguard Real Estate Investment Trust (a)	500	4,657
Nomura Real Estate Master Fund, Inc. (c)	77	105,179
Schroder Real Estate Investment Trust Ltd. (c)	6,283	4,905
Sekisui House Reit, Inc. (c)	61	38,608
Stockland (c)	47,113	141,526
The GPT Group (c)	35,129	132,307
Tokyu REIT, Inc. (c)	17	23,495
Washington Real Estate Investment Trust	1,214	37,209
		1,408,926
Health Care REITs - 6.8%
Ventas, Inc.	7,163	389,524
Welltower, Inc.	7,428	477,769
		867,293
Hotel & Resort REITs - 3.5%
Chesapeake Lodging Trust	1,212	38,869
DiamondRock Hospitality Co.	4,122	48,104
Hersha Hospitality Trust	600	13,602
Host Hotels & Resorts, Inc.	14,488	305,697
Pebblebrook Hotel Trust	1,160	42,189
		448,461
Industrial REITs - 7.0%
Industrial & Infrastructure Fund Investment Corp. (c)	29	29,258
Nippon Prologis REIT, Inc. (c)	32	63,390
Prologis, Inc.	9,331	632,548
Segro PLC (c)	20,244	168,457
		893,653
Office REITs - 17.3%
Allied Properties Real Estate Investment Trust (a)(c)	1,100	36,705
Alstria office REIT-AG (c)	2,604	38,615
Befimmo SA (c)	314	17,919
Boston Properties, Inc.	3,107	382,441
Brandywine Realty Trust	3,559	55,947
CapitaLand Commercial Trust (c)	52,000	67,748
Columbia Property Trust, Inc.	2,423	57,280
Corporate Office Properties Trust	1,706	50,890
Cousins Properties, Inc.	7,742	68,826
Cromwell Property Group (c)	21,443	16,586
Derwent London PLC (c)	2,003	74,574

Dexus Property Group (c)	19,427	148,414
Douglas Emmett, Inc.	2,983	112,519
Dream Office Real Estate Investment Trust (a)(c)	900	16,855
Equity Commonwealth (a)	2,285	73,326
Franklin Street Properties Corp.	2,073	16,563
Government Properties Income Trust	2,497	28,191
Great Portland Estates PLC (c)	4,472	38,960
Hudson Pacific Properties, Inc.	2,876	94,103
Ichigo Office REIT Investment (c)	21	17,309
Investa Office Fund (c)	4,724	18,847
Japan Excellent, Inc. (c)	18	23,862
Japan Prime Realty Investment Corp. (c)	17	60,612
Keppel REIT (c)	34,700	30,199
Kilroy Realty Corp.	1,905	136,569
McKay Securities PLC (c)	283	1,003
Mori Hills REIT Investment Corp. (c)	26	33,046
Nippon Building Fund, Inc. (c)	27	156,120
Piedmont Office Realty Trust, Inc.	2,296	43,463
Vornado Realty Trust	3,380	246,740
Workspace Group PLC (c)	2,210	28,265
		2,192,497
Residential REITs - 10.8%
AvalonBay Communities, Inc.	2,760	499,974
Equity LifeStyle Properties, Inc.	1,549	149,401
Equity Residential	7,376	488,734
NexPoint Residential Trust, Inc.	427	14,176
Sun Communities, Inc.	1,492	151,498
The UNITE Group PLC (c)	5,227	60,800
UMH Properties, Inc.	774	12,105
		1,376,688
Retail REITs - 21.5%
Alexander's, Inc.	52	17,852
Altarea (c)	68	15,759
CapitaLand Mall Trust (c)	47,000	76,388
Frontier Real Estate Investment Corp. (c)	7	27,258
Hammerson PLC (c)	14,874	88,503
Kenedix Retail REIT Corp. (c)	7	14,997
Kimco Realty Corp.	7,392	123,742
Klepierre SA (c)	4,027	143,098
Mercialys SA (c)	952	15,341
Regency Centers Corp.	2,943	190,324
Scentre Group (c)	104,528	300,389
Shaftesbury PLC (c)	3,636	42,963

Simon Property Group, Inc.	3,538	625,341
Taubman Centers, Inc.	1,076	64,377
The British Land Co. PLC (c)	17,614	141,673
The Macerich Co.	2,131	117,823
Unibail-Rodamco-Westfield (c)	2,297	462,722
Unibail-Rodamco-Westfield CDI (a)(c)	8,820	90,023
Vastned Retail NV (c)	465	17,708
Vicinity Centres (c)	61,931	117,499
Wereldhave NV (c)	1,006	35,406
		2,729,186
Specialized REITs - 20.5%
American Tower Corp.	4,262	619,269
Big Yellow Group PLC (c)	2,828	33,739
CoreSite Realty Corp.	568	63,128
CyrusOne, Inc.	1,793	113,676
Digital Realty Trust, Inc.	4,026	452,844
Equinix, Inc.	1,428	618,167
Iron Mountain, Inc.	5,209	179,815
QTS Realty Trust, Inc.	822	35,075
Weyerhaeuser Co.	15,053	485,760
		2,601,473
TOTAL REITS (Cost $12,775,504)		12,518,177

SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
Invesco STIT-Government & Agency Portfolio - Class I, 1.97% (b)	13,641	13,641
TOTAL SHORT-TERM INVESTMENTS (Cost $13,641)		13,641
TOTAL INVESTMENTS (Cost $12,789,145) - 98.6%		12,531,818
Other Assets in Excess of Liabilities - 1.4%		172,239
TOTAL NET ASSETS - 100.0%		$12,704,057

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2018.
(c)	U.S. traded security of a foreign issuer or corporation.

Country Allocation of Portfolio Assets*
United States	66.9%
France	8.0%
Australia	8.0%
United Kingdom	6.9%
Japan	5.7%
Singapore	1.4%
Belgium	0.5%
Canada	0.4%
Netherlands	0.4%
Germany	0.3%
Guernsey	0.0%
Short-Term Investments and Other	1.5%

* Percentages represent market value as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

Summary of Fair Value Measurements at September 30, 2018 (Unaudited)

    The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and signifcant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP").  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value
("NAV") because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event
(a "Significant Event") occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV.  A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company's service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

   The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust as well as an interested trustee of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, news events, and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

    The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary
Receipts or futures contracts. The Fund uses ICE Data Services ("ICE") as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee.  The effect of using fair value pricing is that the Fund's NAV will reflect the affected portfolio securities' values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security's most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$494,174	$914,752	$-	$1,408,926
Health Care REITs	867,293	-	-	867,293
Hotel & Resort REITs	448,461	-	-	448,461
Industrial REITs	632,548	261,105	-	893,653
Office REITs	1,439,340	753,157	-	2,192,497
Residential REITs	1,315,888	60,800	-	1,376,688
Retail REITs	1,262,949	1,466,237	-	2,729,186
Specialized REITs	2,567,734	33,739	-	2,601,473
Total REITs	9,028,387	3,489,790	-	12,518,177
Short-Term Investments	13,641	-	-	13,641
Total Investments in Securities	$9,042,028	$3,489,790	$-	$12,531,818

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights, at Value
Balance as of June 30, 2018	$227
Purchases	-
(Sales proceeds and/or rights exercised)	(227)
Accrued discounts/premiums, net	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Transfer in and/or (out) of Level 3	-
Balance as of September 30, 2018	$0
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at September 30, 2018.	$ -

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                                  11/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                                 11/20/2018

By (Signature and Title)* /s/ Matthew J. McVoy
                                              Matthew J. McVoy, Treasurer

Date                                                 11/20/2018

* Print the name and title of each signing officer under his or her signature.